Revenues and segmented information (Tables)	12 Months Ended
Jun. 30, 2018
Operating Segments [Abstract]
Disclosure of operating segments

	Year ended June 30, 2018
	CPLG	DHX Television	Content	Consolidated
	$	$	$	$

Revenues	13,034	55,014	366,368	434,416
Direct production costs and expense of film and television produced, and selling, general and administrative	15,285	33,459	257,891	306,635

Segment profit	(2,251)	21,555	108,477	127,781

Corporate selling, general and administrative				23,809
Amortization of property and equipment and intangible assets				24,174
Finance expense, net				46,558
Amortization of acquired and library content				15,916
Write-down of investment in film and television programs and acquired and library content, and impairment intangible assets				12,027
Development, integration and other				10,554

Loss before income taxes				(5,257)

	Year ended June 30, 2017
	CPLG	DHX Television	Content	Consolidated
	$	$	$	$

Revenues	18,814	57,384	222,514	298,712
Direct production costs and expense of film and television produced, and selling, general and administrative	16,589	35,276	140,132	191,997

Segment profit	2,225	22,108	82,382	106,715

Corporate selling, general and administrative				25,248
Amortization of property and equipment and intangible assets				17,565
Finance expense, net				40,454
Amortization of acquired and library content				10,541
Write-down of acquired and library content				1,540
Acquisition costs				9,695
Development, integration and other				3,435

Loss before income taxes				(1,763)

Disclosure of disaggregation of revenue from contracts with customers
The following table presents further components of revenue derived from the following areas:

	June 30, 2018	June 30, 2017
	$	$

Content
Production revenue	19,793	36,877
Distribution revenue	124,094	100,408
Merchandising and licensing and other revenue	144,712	26,253
Producer and service fee revenue	77,769	58,976

	366,368	222,514

DHX Television
Subscriber revenue	51,102	53,240
Promotion and advertising revenue	3,912	4,144

	55,014	57,384

CPLG
Third party brand representation revenue	13,034	18,814

	434,416	298,712